Events after the balance sheet date	12 Months Ended
Dec. 31, 2023
Events after the balance sheet date
Events after the balance sheet date

25. Events after the balance sheet date

On January 8, 2024, 6,439,124 equity incentive units giving the right to purchase 6,439,124 shares listed on SIX, have been granted to Board members, Executive Managers and employees with an exercise price of CHF 0.05 and the related share-based compensation amount of CHF 0.2 million will be recognized over the remaining vesting period of the equity incentive units.

The Group sold 3,050,665 treasury shares for a gross amount of CHF 0.2 million under the sale agency agreement with Kepler Cheuvreux, between the closing date and the approval of these consolidated financial statements.

On April 2, 2024, the Group announced the divestment of its allosteric modulator drug discovery technology platform and a portfolio of preclinical programs to a newly formed Swiss company, Neurosterix Pharma Sàrl (Neurosterix). Neurosterix has received committed funding of USD 63 million from a syndicate of investors led by Perceptive Advisors (Perceptive Xontogeny Venture Fund II L.P, Perceptive Life Sciences Master Fund Ltd and Acorn Bioventures 2, L.P) (the “Neurosterix Transaction” or “Transaction”). As part of the Transaction, Addex received CHF 5.0 million in cash and an equity interest representing 20% of Neurosterix. Addex retained its partnerships with Janssen Pharmaceuticals, Inc. and Indivior PLC, as well as unpartnered clinical stage assets including dipraglurant for Parkinson’s disease and post-stroke/TBI recovery and its preclinical GABAB PAM program for chronic cough. The Transaction includes the transfer of the associated R&D staff and infrastructure. As part of the Transaction, Addex and Neurosterix entered into a service agreement which provides Addex with access to certain staff and infrastructure to ensure the operation of the Addex retained business.

At the effective date of the Transaction of March 1, 2024, Addex transferred to Neurosterix certain assets and liabilities identified as held for sale as of February 29, 2024 amounting to CHF 0.6 million and CHF 0.5 million, respectively. These assets and liabilities mainly related to the Eurostars/Innosuisse grant funding to support the mGlu2NAM program recorded as deferred income for CHF 0.3 million as of February 29, 2024.